Exhibit 99.1

CAPITAL ONE PRIME AUTO RECEIVABLES TRUST 2023-2
Statement to Securityholders
Determination Date: September 10, 2025

Payment Date	9/15/2025
Collection Period Start	8/1/2025
Collection Period End	8/31/2025
Interest Period Start	8/15/2025
Interest Period End	9/14/2025

Cut-Off Date Net Pool Balance	$1,228,970,492.55
Cut-Off Date Adjusted Pool Balance	$1,128,083,316.56

I. DEAL SUMMARY

	Beginning Note Balance	Principal Payment	Ending Note Balance	Note Factor	Final Scheduled Payment Date
Class A-1 Notes	$—	$—	$—	—	Oct-24
Class A-2a Notes	$—	$—	$—	—	Oct-26
Class A-2b Notes	$—	$—	$—	—	Oct-26
Class A-3 Notes	$366,409,780.36	$23,114,162.11	$343,295,618.25	0.867434	Jun-28
Class A-4 Notes	$63,220,000.00	$—	$63,220,000.00	1.000000	Nov-28
Class B Notes	$11,270,000.00	$—	$11,270,000.00	1.000000	Dec-28
Class C Notes	$11,270,000.00	$—	$11,270,000.00	1.000000	Feb-29
Class D Notes	$11,270,000.00	$—	$11,270,000.00	1.000000	Dec-29
Total Notes	$463,439,780.36	$23,114,162.11	$440,325,618.25

	Beginning Balance	Ending Balance	Pool Factor
Net Pool Balance	$504,881,452.71	$479,670,622.94	0.390303
YSOC Amount	$38,621,464.06	$36,524,796.40
Adjusted Pool Balance	$466,259,988.65	$443,145,826.54
Overcollateralization Amount (Adjusted Pool Balance - Note Balance)	$2,820,208.29	$2,820,208.29
Reserve Account Balance	$2,820,208.29	$2,820,208.29

	Beginning Note Balance	Interest Rate	Accrual Methodology	Interest Payment
Class A-1 Notes	$—	5.66300%	ACT/360	$—
Class A-2a Notes	$—	5.91000%	30/360	$—
Class A-2b Notes	$—	4.93270%	ACT/360	$—
Class A-3 Notes	$366,409,780.36	5.82000%	30/360	$1,777,087.43
Class A-4 Notes	$63,220,000.00	5.74000%	30/360	$302,402.33
Class B Notes	$11,270,000.00	4.78000%	30/360	$44,892.17
Class C Notes	$11,270,000.00	4.78000%	30/360	$44,892.17
Class D Notes	$11,270,000.00	4.78000%	30/360	$44,892.17
Total Notes	$463,439,780.36			$2,214,166.27

II. COLLATERAL POOL BALANCE

	Beginning of Period	End of Period
Net Pool Balance	$504,881,452.71	$479,670,622.94
Adjusted Pool Balance (Net Pool Balance - YSOC Amount)	$466,259,988.65	$443,145,826.54
Number of Receivables Outstanding	34,163	33,364
Weighted Average Contract Rate	5.18%	5.18%
Weighted Average Remaining Term (months)	35.1	34.2

III. FUNDS AVAILABLE FOR DISTRIBUTION

Available Funds:
a. Collections
Interest Collections	$2,192,403.33
Principal Collections	$24,832,489.03
Liquidation Proceeds	$158,134.41
b. Repurchase Price	$—
c. Optional Purchase Price	$—
d. Reserve Account Excess Amount	$—
Total Available Funds	$27,183,026.77
Reserve Account Draw Amount	$—
Total Funds Available for Distribution	$27,183,026.77

IV. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Servicing Fee	$420,734.54	$420,734.54	$—	$—	$26,762,292.23
Interest - Class A-1 Notes	$—	$—	$—	$—	$26,762,292.23
Interest - Class A-2a Notes	$—	$—	$—	$—	$26,762,292.23
Interest - Class A-2b Notes	$—	$—	$—	$—	$26,762,292.23
Interest - Class A-3 Notes	$1,777,087.43	$1,777,087.43	$—	$—	$24,985,204.80
Interest - Class A-4 Notes	$302,402.33	$302,402.33	$—	$—	$24,682,802.47
First Allocation of Principal	$—	$—	$—	$—	$24,682,802.47
Interest - Class B Notes	$44,892.17	$44,892.17	$—	$—	$24,637,910.30
Second Allocation of Principal	$—	$—	$—	$—	$24,637,910.30
Interest - Class C Notes	$44,892.17	$44,892.17	$—	$—	$24,593,018.13
Third Allocation of Principal	$9,023,953.82	$9,023,953.82	$—	$—	$15,569,064.31
Interest - Class D Notes	$44,892.17	$44,892.17	$—	$—	$15,524,172.14
Fourth Allocation of Principal	$11,270,000.00	$11,270,000.00	$—	$—	$4,254,172.14
Reserve Account Deposit Amount	$—	$—	$—	$—	$4,254,172.14
Regular Principal Distribution Amount	$2,820,208.29	$2,820,208.29	$—	$—	$1,433,963.85
Owner Trustee, Indenture Trustee, and ARR Fees & Expenses	$—	$—	$—	$—	$1,433,963.85
Remaining Funds to Certificates	$1,433,963.85	$1,433,963.85	$—	$—	$—
Total	$27,183,026.77	$27,183,026.77	$—	$—

V. OVERCOLLATERALIZATION INFORMATION

Yield Supplement Overcollateralization Amount:
Beginning Period YSOC Amount	$38,621,464.06
Increase/(Decrease)	$(2,096,667.66)
Ending YSOC Amount	$36,524,796.40

Overcollateralization:	Beginning of Period	End of Period
Adjusted Pool Balance	$466,259,988.65	$443,145,826.54
Note Balance	$463,439,780.36	$440,325,618.25
Overcollateralization (Adjusted Pool Balance - Note Balance)	$2,820,208.29	$2,820,208.29
Target Overcollateralization Amount	$2,820,208.29	$2,820,208.29
Overcollateralization Shortfall	$—	$—

VI. RESERVE ACCOUNT

Specified Reserve Account Balance	$2,820,208.29
Beginning Reserve Account Balance	$2,820,208.29
Reserve Account Deposit Amount	$—
Reserve Account Draw Amount	$—
Reserve Account Excess Amount	$—
Ending Reserve Account Balance	$2,820,208.29

VII. NET LOSS AND DELINQUENT RECEIVABLES

Net Loss:	% of EOP Net Pool Balance	# of Receivables	Amount
Defaulted Receivables during Collection Period (Principal Balance)[1]	0.08%	30	$378,340.74
Liquidation Proceeds of Defaulted Receivables[2]	0.03%	111	$158,134.41
Monthly Net Losses (Liquidation Proceeds)			$220,206.33
Net Losses as % of Average Pool Balance (annualized)
Third Preceding Collection Period			0.37%
Second Preceding Collection Period			0.26%
Preceding Collection Period			0.06%
Current Collection Period			0.54%
Four-Month Average Net Loss Ratio			0.31%
Cumulative Net Losses for All Periods			$2,792,379.49
Cumulative Net Loss Ratio			0.23%
[1] The # of Receivables reported as Defaulted does not include any Receivables that have been paid off or have matured and were either paid in full or had a remaining balance of $10.00 or less following the final payment.

[2] Liquidation Proceeds include all proceeds on a receivable after it has been charged-off.
Delinquent Receivables:	% of EOP Net Pool Balance	# of Receivables	Principal Balance
30-59 Days Delinquent	0.30%	73	$1,443,503.42
60-89 Days Delinquent	0.10%	25	$475,682.58
90-119 Days Delinquent	0.03%	11	$151,624.38
120+ Days Delinquent	0.00%	0	$—
Total Delinquent Receivables	0.43%	109	$2,070,810.38

Repossession Inventory:		# of Receivables	Principal Balance
Repossessed in the Current Collection Period		8	$134,444.17
Total Repossessed Inventory		12	$227,013.96

60+ Delinquency Percentage:		# of Receivables	Amount
60+ Day Delinquent Receivables		36	$627,306.96
60+ Delinquencies as % of EOP Net Pool Balance
Third Preceding Collection Period			0.12%
Second Preceding Collection Period			0.13%
Preceding Collection Period			0.16%
Current Collection Period			0.13%
Delinquency Trigger			4.50%
Current Delinquency Percentage Exceeds Delinquency Trigger? (Yes/No)			No

VIII. TEMPORARY FORBEARANCE
The table below presents accounts which received a short-term payment extension in the month of August 2025.

	Month-End Balance		# of Receivables
	($MM)	(%)	(#)	(%)
Total Extensions	0.40	0.08%	24	0.07%